UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	THE ADIRONDACK SMALL CAP FUND

Schedule of Investments
June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Total Net Assets

Agricultural Chemicals
9,000	CF Industries Holdings, Inc.	128,340
19,400	Terra Industries, Inc.*	123,578
		251,918	3.15%
Biotechnology Research & Production
23,400	Trinity Biotech Plc ADS*	176,670	2.21%

Broadcasting & Cable TV
10,000	Emmis Communications Corp.*	156,400	1.96%

Computer Services Software & System
2,400	Avid Technology, Inc.*	79,992
32,900	Indus International, Inc.*	94,094
20,000	Keynote Systems, Inc.*	206,200
24,000	Lawson Software, Inc.*	160,800
15,000	Skillsoft Plc ADS*	91,800
33,000	Sumtotal Systems, Inc.*	206,910
		839,796	10.51%
Computer Technology
41,800	Adaptec, Inc.*	181,412
14,900	Entrust Technologies, Inc.*	50,809
13,500	Perot Systems Corp. *	195,480
		427,701	5.35%
Consumer Products
18,500	Playtex Products, Inc.*	192,955	2.41%

Consumer Discretionary-Apparel
20,000	Ashworth, Inc.*	180,000	2.25%

Container & Package-Metal & Glass
9,000	Crown Holdings, Inc.*	140,130	1.75%

Drugs & Pharmaceuticals
7,500	King Pharmaceuticals, Inc. *	127,500	1.60%

Electrical & Electronics
24,500	DDI Corp.*	200,900
12,000	TTM Technologies, Inc. *	173,640
		374,540	4.69%
Electronics-Medical Systems
20,200	Cardiac Science Corp. *	159,378	1.99%

Energy Equipment
35,000	Global Power Equipment Group, Inc. *	111,300	1.39%

Entertainment
9,300	Dreamworks Animation SKG, Inc. *	212,970	2.67%

Financial Miscellaneous
13,668	Medallion Financial Corp.	177,137	2.22%

Fire Marine & Casulty Insurance
12,000	Montpelier RE Holdings LTD	207,480	2.60%

Financial Data Process Services
28,000	Carreker Corp.*	200,200
21,059	eSpeed, Inc.*	175,421
		375,621	4.70%
Foods
14,280	Cal-Maine Foods, Inc.	98,104	1.23%

Funeral Parlors & Cemetery
12,000	Alderwoods Group, Inc.*	233,520	2.92%

Home Health Care
36,100	Hooper Holmes, Inc.*	110,105	1.38%

Insurance-Life
10,000	The Phoenix Companies, Inc.	140,800	1.76%

Insurance-Multi-Line
9,500	CNA Surety Corp.*	164,160	2.05%

Insurance-Property-Casualty
13,000	Penn Treaty American Corp.*	95,940	1.20%

Leisure Time
6,000	Callaway Golf Corp.	77,940	0.98%

Medical & Dental Instruments & Supply
15,000	Vascular Solutions, Inc.*	118,500	1.48%

Office Furniture & Business Equipment
14,000	Presstek, Inc.*	130,340	1.63%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
29,000	Encore Medical Corp.*	139,490	1.75%

Paints & Coatings
8,000	Ferro Corp.	127,680	1.60%

Plastics
7,698	Summa Industries	75,825	0.95%

Production Technical Equipment
9,400	Electro Scientific Industries, Inc.*	169,106	2.12%

Securities Brokers & Services
10,000	Knight Capital Group, Inc.	152,300	1.91%

Semiconductors-Integrated Curcuits
12,000	Agere Systems, Inc. *	176,400	2.21%

Semiconductors Equipment
22,000	Axcelis Technologies, Inc.*	129,800	1.62%

Services- Advertising
5,000	C&D Technologies, Inc.	37,600	0.47%

Services- Commercial
11,000	Lightbrige, Inc.*	142,450	1.78%

Tires & Rubber
3,000	Bandag, Inc.	109,770	1.37%

Utilities-Gas Distribution
30,400	Semco Energy, Inc.*	169,024	2.12%

Utilities-Gas Pipelines
39,000	Dynegy, Inc. *	213,330	2.67%

TOTAL COMMON STOCKS
	(Cost $6,519,039)	6,923,680	86.65%

CORPORATE BONDS
500,000	Dickinson Press, Inc. 5.08% 8/1/2018	500,000

TOTAL CORPORATE BONDS
	(Cost $500,000)	500,000	6.26%

Cash Equivalents
594,979	Huntington U.S. Treasury Money Market 4.09% (a)	594,979	7.45%
	(Cost $594,979)
TOTAL INVESTMENTS
	(Cost $7,614,018)	8,018,659	100.35%

	Liabilities in excess of other Assets	(28,194)	-0.35%

	TOTAL NET ASSETS	$ 7,990,465	100.00%

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the yield at June 30, 2006

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,614,018 amounted to $404,642 which consisted of aggregate gross unrealized appreciation of $821,129 and aggregate gross unrealized depreciation of $416,487.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 29, 2006

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 29, 2006

* Print the name and title of each signing officer under his or her signature.